PORT PREFERRED STOCK	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Federal Home Loan Banks [Abstract]
PORT PREFERRED STOCK
15.	PORT PREFERRED STOCK

The Company has authorized and issued preferred stock from a wholly owned subsidiary. The Company has elected to use the measurement method described under ASC 480-10-S99-3A, paragraph 15(b), resulting in the preferred stock being classified in mezzanine equity and measured based on the estimated future redemption value as of December 31, 2019.

On November 6, 2019, PORT issued 15,000 shares out of its available 25,000,000 shares of Series A Cumulative Convertible Redeemable Preferred Stock for gross proceeds of $1,000 per share resulting in net proceeds of $15.0 million before issuance costs. The shares provide for an annual dividend of 6% payable quarterly, which increases to 12% if all shares are not redeemed by the Company immediately following the redemption date. However, the 12% dividend rate does not apply until the aggregate number of shares selected for redemption do not constitute 10% or more of all outstanding shares. The shares may be redeemed by the holders beginning on November 4, 2021 for $1,000 per share plus all accrued but unpaid dividends through the redemption date, or after November 4, 2022 for $1,120 per share plus all accrued but unpaid dividends through the redemption date. In addition, after November 4, 2020, the shares are redeemable at the Company’s option, at any time or from time to time, at a redemption price of $1,120 per share plus unpaid accrued dividends. Additionally, if the common shares of PORT are publicly traded, the holder may elect to convert its preferred shares into PORT common shares based on a value of the preferred shares of $1,120 per share plus unpaid accrued dividends, and a conversion price of the common shares as stated in the agreement.

On November 22, 2019, PORT issued 125 shares of its Series B Cumulative Redeemable Preferred Stock for gross proceeds of $1,000 per share resulting in net proceeds of $0.1 million after issuance costs. The shares provide for an annual dividend of 12.5% payable semiannually. The shares may be redeemed by the holders for $1,050 per share until December 31, 2021 and for $1,000 per share thereafter.

The following is a reconciliation of the Company’s noncontrolling cumulative convertible redeemable preferred stock for the year ended December 31, 2019:

	Series A Prefered Stock		Series B Prefered Stock
	Shares	Amounts	Shares	Amounts
Issuance of preferred stock	15,000	$15,000	125	$125
Other offering costs	—	(91)	—	(26)

Balance, December 31, 2019	15,000	$14,909	125	$99

14.	PORT PREFERRED STOCK

A wholly owned subsidiary of the Company, Pacific Oak Residential Trust, Inc. (“PORT”), has authorized and issued preferred stock. The Company has elected to use the measurement method described under ASC 480-10-S99-3A, paragraph 15(b), resulting in the preferred stock being classified in mezzanine equity and measured based on the estimated future redemption value as of March 31, 2020.

On November 6, 2019, PORT issued 15,000 shares out of its available 25,000,000 shares of Series A Cumulative Convertible Redeemable Preferred Stock for gross proceeds of $1,000 per share resulting in net proceeds of $15.0 million before issuance costs. The shares provide for an annual dividend of 6% payable quarterly, which increases to 12% if all shares are not redeemed by the Company immediately following the redemption date. However, the 12% dividend rate does not apply until the aggregate number of shares selected for redemption do not constitute 10% or more of all outstanding shares. The shares may be redeemed by the holders beginning on November 4, 2021 for $1,000 per share plus all accrued but unpaid dividends through the redemption date, or after November 4, 2022 for $1,120 per share plus all accrued but unpaid dividends through the redemption date. In addition, after November 4, 2020, the shares are redeemable at the Company’s option, at any time or from time to time, at a redemption price of $1,120 per share plus unpaid accrued dividends. Additionally, if the common shares of PORT are publicly traded, the holder may elect to convert its preferred shares into PORT common shares based on a value of the preferred shares of $1,120 per share plus unpaid accrued dividends, and a conversion price of the common shares as stated in the agreement.

On November 22, 2019, PORT issued 125 shares of its Series B Cumulative Redeemable Preferred Stock for gross proceeds of $1,000 per share resulting in net proceeds of $0.1 million after issuance costs. The shares provide for an annual dividend of 12.5% payable semiannually. The shares may be redeemed by the holders for $1,050 per share until December 31, 2021 and for $1,000 per share thereafter.

The following is a reconciliation of PORT’s noncontrolling cumulative convertible redeemable preferred stock for the three months ended March 31, 2020:

	Series A Preferred Stock		Series B Preferred Stock
	Shares	Amounts	Shares	Amounts
Balance, December 31, 2019	15,000	$14,909	125	$99
Dividends Available Upon Redemption	—	365	—	—
Dividends Paid	—	(140)	—	—

Balance, March 31, 2020	15,000	$15,134	125	$99